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Roundhill S&P 500 0DTE Covered Call Strategy ETF
Roundhill S&P 500® 0DTE Covered Call Strategy ETF
Investment Objective
The Fund’s primary investment objective is to provide current income.
The Fund’s secondary investment objective is to provide capital appreciation.
Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Fund Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Roundhill S&P 500 0DTE Covered Call Strategy ETF Roundhill S&P 500 0DTE Covered Call Strategy ETF Shares
Management Fees	0.95%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses	none	[2]
Total Annual Fund Operating Expenses	0.95%
[1]	The investment advisory agreement between the Trust and Roundhill Financial Inc. (“Roundhill”) utilizes a unitary fee arrangement pursuant to which Roundhill will pay all operating expenses of the Fund, except Roundhill’s management fees, interest charges on any borrowings (including net interest expenses incurred in connection with an investment in reverse repurchase agreements or futures contracts), dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments (including any net account or similar fees charged by futures commission merchants), accrued deferred tax liability and extraordinary expenses.
[2]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Fund Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Roundhill S&P 500 0DTE Covered Call Strategy ETF | Roundhill S&P 500 0DTE Covered Call Strategy ETF Shares | USD ($)	100	327

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. Because the Fund has not yet commenced operations, portfolio turnover information is unavailable at this time.

Principal Investment Strategies

The Fund seeks to achieve its investment objectives through the use of a synthetic covered call strategy that provides current income on a weekly basis, while also providing exposure to the price return of the S&P 500® Index. In effectuating its investment strategy, the Fund will purchase and sell a combination of call option contracts that utilize the S&P 500® Index as the reference asset. The Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments (such as options contracts) that utilize the S&P 500® Index as the reference asset. For purposes of compliance with this investment policy, derivative contracts (i.e. options contracts) will be valued at their notional value. The Fund’s sold call options will generally have zero days to expiration, known as “0DTE” options, when sold by the Fund. At market open, or shortly thereafter, on every business day, the Fund generally sells out-of-the-money 0DTE call options on the S&P 500® Index that will expire at the end of the day. The Fund’s purchased call options will be struck deep-in-the-money and have a longer maturity when purchased, thereby offering synthetic long exposure to the S&P 500® Index.

In a traditional covered call strategy, an investor (such as the Fund) sells a call option on a security it already owns. However, the Fund will derive its long exposure to the price return of the S&P 500® Index through the use of options contracts that use the S&P 500® Index as the reference asset. It is this distinction that causes the Fund’s strategy to be properly termed as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund has synthetic exposure to the S&P 500® Index. The Fund’s synthetic exposure to the return of the S&P 500® Index is achieved through purchasing call options that are deeply in-the-money. This refers to the fact that at the time the Fund purchases such call options, the value of the S&P 500® Index is already well above the strike price of the options contract. This means that the Fund will exercise these contracts and will experience a gain equal to the difference between the strike price of the options contracts and the value of the S&P 500® Index. These gains will generally provide exposure to the returns of the S&P 500® Index. However, the Fund’s sale of call options to generate income will potentially limit the degree to which the Fund will participate in any gains experienced by S&P 500® Index beyond a certain point, which is discussed in further detail below.

As the primary means by which the Fund intends to generate income, the Fund will, at market open, or shortly thereafter, on every business day, sell 0DTE S&P 500® Index call options with a strike price above the current value of the S&P 500® Index (generally referred to as “out-of-the-money”) that will expire at the end of the day. The Fund, as the seller of these call options, receives a payment (“premium”) from the buyer. In this way a covered call strategy, such as the one utilized by the Fund, provides an investor with additional income in the form of option premiums. However, it is the sale of these call options to generate income that will limit the Fund’s ability to participate in increases in value of the S&P 500® Index beyond a certain point. If the value of the S&P 500® Index increases, the Fund’s long exposure to S&P 500® Index through its purchase of the deeply in-the-money S&P 500® Index call options would allow the Fund to participate in those gains. However, if the S&P 500® Index appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. This strategy effectively converts a portion of the potential upside return growth of the S&P 500® Index into current income. For instance, if, on a given business day, the Fund sold S&P 500® Index call options that were 1% out-of-the-money at the time they were sold, and from the time the options were sold the S&P 500® Index experienced a gain of 2%, the Fund would only experience a gain of 1% because while its long S&P 500® Index call options would produce a gain of 2%, they were offset by the 1% loss it experienced from its sold S&P 500® Index call options. However, please note, this example is provided for illustration only. The Fund does not seek to sell call options at a particular strike price. The strike price at which such call options are sold is dependent on prevailing market conditions. Additionally, to the extent that the S&P 500® Index lost value on a given day, such loss will be offset to some degree by the premiums earned by the Fund on its sold call options.

In implementing its investment strategy, the Fund will invest in exchange-traded options contracts and/or FLexible Exchange® options (“FLEX Options”) that utilize the S&P 500® Index as the reference asset. The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled “European” style options. An option is said to be “European Style” when it can be exercised only at expiration whereas an “American Style” option can be exercised at any time prior to expiration.

The Fund will also invest in short-term U.S. Treasury securities and money market funds. These positions will be used to earn additional yield on any cash not invested in options contracts.

The Fund intends to make weekly distribution payments to shareholders. Such distributions generally reflect all or a portion of the option premium income earned by the Fund’s sold call options. However, a significant portion of the weekly distributions may be characterized as a return of capital.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Additional Information About the S&P 500® Index

The S&P 500® Index is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float. It is rebalanced quarterly in March, June, September and December.

The Fund will be concentrated (i.e. hold 25% or more of its total assets) in an industry or a group of industries to the extent that the S&P 500® Index is so concentrated. As of January 31, 2024, the S&P 500® Index was concentrated in the information technology sector.

Principal Risks
Performance

As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at https://www.roundhillinvestments.com/etf/xdte and will provide some indication of the risks of investing in the Fund.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | Risk Lose Money [Member]
Fund Shares will change in value, and you could lose money by investing in the Fund
Roundhill S&P 500 0DTE Covered Call Strategy ETF | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Roundhill S&P 500 0DTE Covered Call Strategy ETF | MARKET RISK

MARKET RISK. Market risk is the risk that a particular security, or Fund Shares in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Fund Shares could decline in value or underperform other investments. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, natural disasters, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus disease 2019 (COVID-19) global pandemic and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. These events also adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, Fund Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Fund Shares may widen.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | COVERED CALL STRATEGY RISK

COVERED CALL STRATEGY RISK. A covered call strategy involves writing (selling) covered call options in return for the receipt of premiums. The seller of the option gives up the opportunity to benefit from value increases in the S&P 500® Index above the strike price of the sold call options, but continues to bear the risk of S&P 500® Index price declines. The premiums received from the options may not be sufficient to offset any losses sustained from S&P 500® Index price declines. Exchanges may suspend the trading of options during periods of abnormal market volatility. Suspension of trading may mean that an option seller is unable to sell options at a time that may be desirable or advantageous to do so.

Additionally, the Fund is a “synthetic” covered call strategy, meaning that it derives its long exposure to the S&P 500® Index from options that utilize the S&P 500® Index as the reference asset. This synthetic exposure increases the likelihood that the Fund’s returns may not always precisely align with the returns of the S&P 500® Index.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | OPTIONS RISK

OPTIONS RISK. The use of options involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Fund’s portfolio managers to forecast market movements correctly. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, or in interest or currency exchange rates, including the anticipated volatility, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. The effective use of options also depends on the Fund’s ability to terminate option positions at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options. Lastly, the trading of options is subject to transaction costs that may impact the Fund’s returns.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | 0DTE OPTIONS RISK

0DTE OPTIONS RISK. The Fund’s use of zero days to expiration, known as “0DTE” options, presents additional risks. Due to the short time until their expiration, 0DTE options are more sensitive to sudden price movements and market volatility than options with more time until expiration. Because of this, the timing of trades utilizing 0DTE options becomes more critical. Although the Fund intends to enter into 0DTE options trades on market open, or shortly thereafter, even a slight delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each morning at desired prices. The bid-ask spreads on 0DTE options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of 0DTE options is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to 0DTE options that make it impracticable or impossible for the Fund to utilize 0DTE options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available or it may utilize swap agreements to provide the desired exposure.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | LIQUIDITY RISK

LIQUIDITY RISK. The market for options may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illiquidity, may make its positions more difficult to liquidate, and may increase the losses incurred while trying to do so. Such large positions also may impact the price of options held by the Fund.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | ACTIVE MANAGEMENT RISK

ACTIVE MANAGEMENT RISK. The Fund is actively-managed and its performance reflects investment decisions that the Adviser and/or Sub-Adviser makes for the Fund. Such judgments about the Fund’s investments may prove to be incorrect. If the investments selected and the strategies employed by the Fund fail to produce the intended results, the Fund could underperform as compared to other funds with similar investment objectives and/or strategies, or could have negative returns.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | ACTIVE MARKET RISK

ACTIVE MARKET RISK. Although Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s net asset value. Securities, including Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | ASSET CLASS RISK.
ASSET CLASS RISK. Securities and other assets in the Fund’s portfolio may underperform in comparison to the general financial markets, a particular financial market or other asset classes.
Roundhill S&P 500 0DTE Covered Call Strategy ETF | CLEARING MEMBER DEFAULT RISK

CLEARING MEMBER DEFAULT RISK. Transactions in some types of derivatives, including the options held by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearinghouse, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearinghouses, and only members of a clearinghouse (“clearing members”) can participate directly in the clearinghouse, the Fund will hold cleared derivatives through accounts at clearing members. With regard its cleared derivatives positions, the Fund will make payments (including margin payments) to, and receive payments from, a clearinghouse through their accounts at clearing members. Customer funds held at a clearing organization in connection with any option contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for its options position may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearinghouse, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults, the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. The loss of a clearing member for the Fund to transact with could result in increased transaction costs and other operational issues that could impede the Fund’s ability to implement its investment strategy. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | CONCENTRATION RISK

CONCENTRATION RISK. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities and/or other assets of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, market segment or asset class.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | CYBERSECURITY RISK.

CYBERSECURITY RISK. Failures or breaches of the electronic systems of the Fund, the Fund’s adviser, sub-adviser, distributor and other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fun’s other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | DERIVATIVES RISK

DERIVATIVES RISK. The use of derivative instruments (i.e. options contracts) involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities. Derivative contracts ordinarily have leverage inherent in their terms. The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet regulatory or contractual requirements for derivatives. The use of derivatives can magnify potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund Share price.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | DISTRIBUTION TAX RISK

DISTRIBUTION TAX RISK. The Fund currently expects to make distributions on a weekly basis. These distributions may exceed the Fund’s income and gains for the Fund’s taxable year. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. A return of capital distribution generally will not be taxable but will reduce the shareholder’s cost basis and will result in a higher capital gain or lower capital loss when those Fund Shares on which the distribution was received are sold. Once a Fund shareholder’s cost basis is reduced to zero, further distributions will be treated as capital gain if the Fund shareholder holds Fund Shares as capital assets. Additionally, any capital returned through distributions will be distributed after payment of Fund fees and expenses. Because a portion of the Fund’s distributions may consist of return of capital, the Fund may not be an appropriate investment for investors who do not want their principal investment in the Fund to decrease over time or who do not wish to receive return of capital in a given period. In the event that a shareholder purchases Fund Shares shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | EARLY CLOSE/LATE CLOSE/TRADING HALT RISK

EARLY CLOSE/LATE CLOSE/TRADING HALT RISK. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which Fund Shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses. If trading in Fund Shares are halted, investors may be temporarily unable to trade Fund Shares.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | FLEX OPTIONS RISK

FLEX OPTIONS RISK. Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | INFLATION RISK

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | MONEY MARKET FUNDS RISK

MONEY MARKET FUNDS RISK. The Fund may invest in money market funds. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although money market funds seek to preserve the value of investments at $1.00 per share, it is possible for the Fund to lose money if shares of money market funds in which it invests fall below $1.00 per share.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | NEW FUND RISK.

NEW FUND RISK. The Fund is a recently organized investment company with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | Risk Nondiversified Status [Member]

NON-DIVERSIFICATION RISK. As a “non-diversified” fund, the Fund may hold a smaller number of portfolio securities than many other funds. To the extent the Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by the Fund may affect its value more than if it invested in a larger number of issuers. The value of the Fund Shares may be more volatile than the values of shares of more diversified funds.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | OPERATIONAL RISK.

OPERATIONAL RISK. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | SPECIAL TAX RISK

SPECIAL TAX RISK. The Fund intends to invest a portion of its assets in options on indexes. The treatment of such derivatives may, in part, be based upon informal guidance issued by the Internal Revenue Service a number of years ago. Although the Fund believes that the Fund is treating such derivatives consistently with current tax law, if the Internal Revenue Service were to disagree, the Fund could lose its status as a regulated investment company or “RIC.” If the Fund did not qualify as a RIC for any taxable year and certain relief provisions were not available, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. In such event, in order to re-qualify for taxation as a RIC, the Fund might be required to recognize unrealized gains, pay substantial taxes and interest and make certain distributions. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. In such event, the Fund’s Board of Trustees may determine to reorganize or close the Fund or materially change the Fund’s investment objective and strategies.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | STRUCTURAL ETF RISKS.

STRUCTURAL ETF RISKS. The Fund is an ETF. Accordingly, it is subject to certain risks associated with its unique structure.

Market Participants Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. The Fund may also rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares but such market makers are under no obligation to do so. Decisions by Authorized Participants or market makers to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. Any trading halt or other problem relating to the trading activity of these market makers or any issues disrupting the Authorized Participants’ ability to proceed with creation and/or redemption orders could result in a dramatic change in the spread between the Fund’s net asset value and the price at which Fund Shares are trading on the Exchange, which could result in a decrease in value of Fund Shares. This reduced effectiveness could result in Fund Shares trading at a premium or discount to net asset value and also in greater than normal intraday bid-ask spreads Fund Shares.

Cash Transactions Risk. The Fund will effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying and Selling Fund Shares. Due to the costs of buying or selling Fund Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Fund Shares may significantly reduce investment results and an investment in Fund Shares may not be advisable for investors who anticipate regularly making small investments.

Premium/Discount Risk. As with all ETFs, Fund Shares may be bought and sold in the secondary market at market prices. The trading prices of Fund Shares in the secondary market may differ from the Fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). If a shareholder purchases Fund Shares at a time when the market price is at a premium to the net asset value or sells Fund Shares at a time when the market price is at a discount to the net asset value, the shareholder may pay more for, or receive less than, the underlying value of the Fund Shares, respectively. This risk is heightened in times of market volatility or periods of steep market declines.

Trading Risks. Although Fund Shares are listed for trading on the Exchange and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Fund Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Fund Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Fund Shares. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable. In addition, trading in Fund Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | S&P 500 INDEX RISKS

S&P 500® INDEX RISKS. The Fund will have significant exposure to the S&P 500® Index through its investments in options that utilize the S&P 500® Index as the reference asset. Accordingly, the Fund will subject to the risks of the S&P 500® Index, set forth below.

EQUITY SECURITIES RISK. Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. Equity securities prices fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market, such as market volatility, or when political or economic events affecting an issuer occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Common stocks generally subject their holders to more risks than preferred stocks and debt securities because common stockholders’ claims are subordinated to those of holders of preferred stocks and debt securities upon the bankruptcy of the issuer.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

ISSUER RISK. The performance of an index depends on the performance of individual securities to which the index has exposure. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline. There is no guarantee that an issuer that paid dividends in the past will continue to do so in the future or will continue paying dividends at the same level.

LARGE CAPITALIZATION COMPANIES RISK. Large capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

UNITED STATES RISK. Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | UNITED STATES GOVERNMENT SECURITIES RISK

UNITED STATES GOVERNMENT SECURITIES RISK. The Fund invests in short-term U.S. government securities. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Roundhill S&P 500 0DTE Covered Call Strategy ETF | VALUATION RISK

VALUATION RISK. The Fund may hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.